CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Net profit	$ 1,031,599	$ 25,305	$ 61,970
Components of other comprehensive income that will not be reclassified to profit or loss before tax:
Other comprehensive income before tax gains losses on remeasurements of defined benefit plans	(1,479)	(283)	(2,655)
Other Comprehensive Income that will not be reclassified to profit or loss before tax	(1,479)	(283)	(2,655)
Exchange differences on translation
Gains (losses) on exchange differences on translation, before tax	(80,965)	(183,419)	(30,971)
Other Comprehensive Income, before tax, Exchange differences on translation	(80,965)	(183,419)	(30,971)
Cash flow hedges
Gains (losses) on cash flow hedges, before tax	(84,879)	8,222	23,156
Reclassification adjustments on cash flow Hedges, before tax	(45,426)	(67,785)	(29,227)
Other Comprehensive Income, before tax, Cash flow hedges	(130,305)	(59,563)	(6,071)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss before tax	2,590	(716)	13,847
Other Comprehensive income that will be reclassified to profit or loss before tax	(208,680)	(243,698)	(23,195)
Income tax relating to components of other comprehensive Income that will not be reclassified to profit or loss before tax
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	438	68	717
IncomeTaxRelatingToShareOfOtherComprehensiveIncomeOfAssociatesAndJointVenturesAccountedForUsingEquityMethodThatWillNotBeReclassifiedToProfitOrLoss	438	68	717
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss, before tax
Income tax relating to cash flow hedges of other comprehensive income	30,453	13,546	1,686
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss	(696)	355	(6,582)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	29,757	13,901	(4,896)
Other comprehensive (loss) income	(179,964)	(230,012)	(30,029)
Total comprehensive (loss) income	851,635	(204,707)	31,941
Comprehensive Income attributable to
Comprehensive (loss) income, attributable to owners of parent company	857,938	(199,682)	32,732
Comprehensive (loss) income, attributable to non-controlling interests	(6,303)	(5,025)	(791)
Total comprehensive (loss) income	$ 851,635	$ (204,707)	$ 31,941